Schedule I - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information of Registrant [Text Block]
The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant
Statement of Comprehensive Income (Loss) (Parent)

	Years Ended December 31,
	2017	2016	2015
	(Millions, except per-share amounts)
Equity in earnings of consolidated subsidiaries	$898	$522	$232
Interest incurred — external	(261)	(268)	(255)
Interest incurred — affiliate	(413)	(568)	(828)
Interest income — affiliate	—	—	6
Other income (expense) — net	(23)	(53)	(75)
Income (loss) before income taxes	201	(367)	(920)
Provision (benefit) for income taxes	(1,973)	57	(349)
Net income (loss)	$2,174	$(424)	$(571)
Basic earnings (loss) per common share:
Net income (loss)	$2.63	$(.57)	$(.76)
Weighted-average shares (thousands)	826,177	750,673	749,271
Diluted earnings (loss) per common share:
Net income (loss)	$2.62	$(.57)	$(.76)
Weighted-average shares (thousands)	828,518	750,673	749,271
Other comprehensive income (loss):
Equity in other comprehensive income (loss) of consolidated subsidiaries	$(2)	$171	$(204)
Other comprehensive income (loss) attributable to The Williams Companies, Inc.	102	1	33
Other comprehensive income (loss)	100	172	(171)
Less: Other comprehensive income (loss) attributable to noncontrolling interests	(1)	69	(70)
Comprehensive income (loss) attributable to The Williams Companies, Inc.	$2,275	$(321)	$(672)
See accompanying notes.

The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant – (Continued)
Balance Sheet (Parent)

	December 31,
	2017	2016
	(Millions)
ASSETS
Current assets:
Cash and cash equivalents	$14	$14
Other current assets and deferred charges	10	16
Total current assets	24	30
Investments in and advances to consolidated subsidiaries	25,268	22,359
Property, plant, and equipment — net	77	77
Other noncurrent assets	6	8
Total assets	$25,375	$22,474
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$20	$27
Other current liabilities	187	169
Total current liabilities	207	196
Long-term debt	4,438	4,939
Notes payable — affiliates	7,763	8,171
Pension, other postretirement, and other noncurrent liabilities	164	287
Deferred income tax liabilities	3,147	4,238
Contingent liabilities and commitments
Equity:
Common stock	861	785
Other stockholders’ equity	8,795	3,858
Total stockholders’ equity	9,656	4,643
Total liabilities and stockholders’ equity	$25,375	$22,474
See accompanying notes.

The Williams Companies, Inc.
Schedule I — Condensed Financial Information of Registrant – (Continued)
Statement of Cash Flows (Parent)

	Years Ended December 31,
	2017	2016	2015
	(Millions)
NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES	$(648)	$(827)	$(1,181)

FINANCING ACTIVITIES:
Proceeds from long-term debt	1,635	2,280	2,097
Payments of long-term debt	(2,140)	(2,155)	(1,817)
Changes in notes payable to affiliates	(408)	9	2,211
Proceeds from issuance of common stock	2,131	9	27
Dividends paid	(992)	(1,261)	(1,836)
Other — net	(9)	(6)	(30)
Net cash provided (used) by financing activities	217	(1,124)	652

INVESTING ACTIVITIES:
Capital expenditures	(22)	(13)	(29)
Changes in investments in and advances to consolidated subsidiaries	453	1,966	521
Net cash provided (used) by investing activities	431	1,953	492
Increase (decrease) in cash and cash equivalents	—	2	(37)
Cash and cash equivalents at beginning of year	14	12	49
Cash and cash equivalents at end of year	$14	$14	$12
See accompanying notes.
Note 1. Guarantees
In addition to the guarantees disclosed in the accompanying consolidated financial statements in Item 8, we have financially guaranteed the performance of certain consolidated subsidiaries. The duration of these guarantees varies, and we estimate the maximum undiscounted potential future payment obligation related to these guarantees as of December 31, 2017, is approximately $305 million.
Note 2. Cash Dividends Received
We receive dividends and distributions either directly from our subsidiaries or indirectly through dividends received by subsidiaries and subsequent transfers of cash to us through our corporate cash management system. The total of such receipts ultimately related to dividends and distributions for the years ended December 31, 2017, 2016, and 2015 was approximately $1.9 billion, $1.7 billion, and $1.8 billion, respectively.